Change in Accounting Principle - Statements of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ (308)	$ 228	$ (502)
Comprehensive income (loss)	(273)	262	(463)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	(2)	(3)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	(273)	260	(466)
As Previously Reported Under Full Cost
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	211	877	953
Comprehensive income (loss)	246	911	992
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(2)	(4)	(4)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	244	907	988
Successful Efforts Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	(519)	(649)	(1,455)
Comprehensive income (loss)	(519)	(649)	(1,455)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	2	2	1
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	$ (517)	$ (647)	$ (1,454)